NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") September 20, 2023 Nationwide Variable Account - 7 ("Registrant") File No. 811-08666
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2023, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B	0000825316
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2	0000831016
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Invesco - Invesco V.I. Comstock Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	0000896435
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series I	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series II	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	0000810016
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II	0000353905
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	0000811976
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies